The Vantagepoint Funds
777 N. Capitol Street N.E.
Washington, D.C. 20002
February 4, 2014
Angela C. Montez
(202) 962-8096
amontez@icmarc.org
Deborah O’Neal-Johnson
Senior Counsel
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	The Vantagepoint Funds File Nos. 811-08941 and 333-60789
Dear Ms. O’Neal-Johnson:
On behalf of The Vantagepoint Funds, we are filing Post-Effective Amendment No. 48 pursuant to the Securities Act of 1933 and Amendment No. 51 pursuant to the Investment Company Act of 1940 in order to respond to staff comments and to effect certain non-material changes.
I hereby certify that this amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act of 1933.
Please do not hesitate to contact me at the number listed above with any comments or questions.
Sincerely,

/s/ Angela C. Montez
Angela C. Montez
Secretary
The Vantagepoint Funds